SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of incentives paid to investors (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Incentives paid to:
Returning investors	¥ 202,463
Total incentives paid to investors	¥ 202,463